General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
NIS [member]
Schedule of general and administrative expenses

	Year ended December 31,
	2019	2018	2017
	USD

Professional services	$1,167	$1,199	$1,132
Investors and public relations	281	400	338
Salary and related expenses	570	665	611
Directors' fee	175	173	198
Rent	34	34	34
Travel	156	170	112
Insurance	383	282	214
Stock exchange fees	63	58	62
Office and computer maintenance	83	82	81
Vehicle maintenance	15	16	14
Depreciation	9	11	16
Others	123	69	56

	$3,059	$3,159	$2,868